Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000086684 | FR_TSR_AT_FJ556
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000086684 | FR_TSR_AT_FJ555
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000086684 | FR_TSR_AT_FJ554
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000086684 | FR_TSR_AT_FJ553
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000086684 | FR_TSR_AT_FJ552
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000086684 | FR_TSR_AT_FJ551
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000086685 | FR_TSR_AT_FJ556
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000086685 | FR_TSR_AT_FJ555
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000086685 | FR_TSR_AT_FJ554
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000086685 | FR_TSR_AT_FJ553
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000086685 | FR_TSR_AT_FJ552
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000086685 | FR_TSR_AT_FJ551
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000086686 | FR_TSR_AT_FJ556
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000086686 | FR_TSR_AT_FJ555
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000086686 | FR_TSR_AT_FJ554
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000086686 | FR_TSR_AT_FJ553
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000086686 | FR_TSR_AT_FJ552
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000086686 | FR_TSR_AT_FJ551
Holdings [Line Items]
Percent of Net Asset Value	74.30%